UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21147

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2014

Municipal (EIM)    •    California (EVM)    •     New York (ENX)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2014

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	35

Important Notices	36

Eaton Vance

Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	9.10%	–0.47%	11.93%	5.46%
Fund at Market Price	—	6.23	–7.77	9.09	4.85
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–8.33%

Distributions[4]
Total Distributions per share for the period					$0.383
Distribution Rate at NAV					5.91%
Taxable-Equivalent Distribution Rate at NAV					10.44%
Distribution Rate at Market Price					6.45%
Taxable-Equivalent Distribution Rate at Market Price					11.40%

% Total Leverage[5]
Residual Interest Bond (RIB)					40.98%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	11.0%	BB	0.6%
AA	64.9	B	0.3
A	18.4	Not Rated	0.6
BBB	4.2

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	8.80%	–0.08%	9.95%	4.55%
Fund at Market Price	—	8.44	–5.57	8.02	3.54
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–10.54%

Distributions[4]
Total Distributions per share for the period					$0.327
Distribution Rate at NAV					5.39%
Taxable-Equivalent Distribution Rate at NAV					10.98%
Distribution Rate at Market Price					6.02%
Taxable-Equivalent Distribution Rate at Market Price					12.27%

% Total Leverage[5]
RIB					41.39%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (%of total investments) is as follows:6

AAA	8.9%	BBB	3.8%
AA	62.7	Not Rated	2.9
A	21.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2014

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	7.12%	–0.90%	9.46%	4.93%
Fund at Market Price	—	7.01	–9.30	7.66	3.93
Barclays Long (22+) Year Municipal Bond Index	—	5.97%	–0.82%	8.14%	4.90%

% Premium/Discount to NAV[3]
					–9.51%

Distributions[4]
Total Distributions per share for the period					$0.344
Distribution Rate at NAV					5.19%
Taxable-Equivalent Distribution Rate at NAV					10.06%
Distribution Rate at Market Price					5.74%
Taxable-Equivalent Distribution Rate at Market Price					11.12%

% Total Leverage[5]
RIB					40.66%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	20.0%	BBB	5.8%
AA	52.8	BB	0.5
A	19.4	Not Rated	1.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, ordinary income and net realized capital gains. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

Important Notices to Shareholders

Effective March 3, 2014, the Municipal Bond Fund is managed by Cynthia J. Clemson.

Effective January 1, 2014, the California Municipal Bond Fund is managed by Craig R. Brandon, CFA.

Information About Share Repurchase Program

On November 11, 2013, the Fund’s Boards of Trustees approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). From the date the Funds listed below began repurchasing shares until March 31, 2014, such Fund has purchased the number and percentage of its outstanding shares and seen the changes in its market price and discount to NAV as set forth in the table below. For more information on each Fund’s share repurchase program, please see Note 5 in the Funds’ Notes to Financial Statements.

Fund	No. of Shares Repurchased	% Shares Repurchased[1]	Beginning Market Price[2]	3/31/14 Market Price	% Market Return[3]	Beginning NAV Discount[2]	3/31/14 NAV Discount	Discount Change
California Municipal Bond Fund	200,000	0.92%	$10.60	$10.86	3.48%	–11.00%	–10.54%	–0.46%
New York Municipal Bond Fund	178,700	1.12%	$11.66	$11.99	3.81%	–10.65%	–9.51%	–1.14%

[1] % Shares Repurchased is based on the number of shares outstanding on November 11, 2013. [2] Beginning Market Price and Beginning NAV Discount are as of the close of the market on the business day preceding the Fund’s first share repurchase. [3] % Market Return reflects the change in the market price of the Fund shares plus any distributions paid during the period but not reflecting the reinvestment of distributions.

5

Eaton Vance

Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 167.7%

Security	Principal Amount (000’s omitted)	Value

Education — 16.8%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,903,230
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	15,820,581
Houston, TX, Higher Education Finance Corp., (St. John’s School), 5.25%, 9/1/33	3,985	4,239,721
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,848,900
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,171,690
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,175,564
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,209,700
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,144,803
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,486,209
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	14,766,030
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,519,050
University of California, 5.25%, 5/15/39	4,450	5,015,283
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,070,200
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,372,646
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,300,212

		$148,043,819

Electric Utilities — 4.2%
JEA St. Johns River Power Park System Revenue, FL, 4.00%, 10/1/32(1)	$10,000	$10,069,900
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,344,600
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	7,912,790
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,025,645
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,634,918

		$36,987,853

General Obligations — 14.2%
Bloomfield Hills Schools, MI, 4.00%, 5/1/37	$750	$754,815
California, 5.00%, 12/1/30	7,390	8,263,202

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$8,320	$8,686,579
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	4,080	4,270,862
Clark County, NV, 5.00%, 7/1/33	4,500	4,910,760
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,384,870
Hawaii, 5.00%, 12/1/29	7,620	8,686,267
Hawaii, 5.00%, 12/1/30	6,500	7,262,905
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,173,860
Mississippi, 5.00%, 10/1/30(1)	10,000	11,223,700
Mississippi, 5.00%, 10/1/36(1)	12,075	13,214,880
New York, NY, 5.00%, 10/1/32	10,000	10,906,400
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	191,923
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,061,440
Oregon, 5.00%, 8/1/35(1)	6,750	7,415,618
Oregon, 5.00%, 8/1/36	2,000	2,179,640
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,238,150
Washington, 4.00%, 7/1/28(1)	10,000	10,472,100

		$125,297,971

Hospital — 9.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,087,970
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,914,697
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	11,920,687
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,520	2,520,706
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	860	865,547
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,576,405
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,005,555
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,607,092
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	1,956,257
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	1,950,900

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	$5,355	$5,355,696
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,706,815
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	11,904,730
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,373,071
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,141,152
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41	35	36,704
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,059,820

		$85,983,804

Industrial Development Revenue — 0.5%
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,090,015

		$4,090,015

Insured – Education — 3.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$18,874,890
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,399,427

		$27,274,317

Insured – Electric Utilities — 4.1%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,389,350
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	4,905	5,287,394
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,049,929
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,967,557
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,806,515

		$36,500,745

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 2.1%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$3,950	$4,097,375
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	1,050	1,089,984
Schaumburg, IL, (BHAC), (FGIC), Prerefunded to 12/01/14, 5.00%, 12/1/38(1)	12,750	13,163,987

		$18,351,346

Insured – General Obligations — 8.7%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,475,813
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	8,609,538
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	7,930,294
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	29,750	23,137,467
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,234,570
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	9,791,576
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	98,818
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,390,081
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,278,035

		$76,946,192

Insured – Hospital — 16.0%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,784,270
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,296,450
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	11,788,420
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	16,583,760
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,858,946
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,369,444
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,573,350

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	$2,625	$2,902,961
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,801,848
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	18,915,987
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	535	555,266
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,200	3,321,216
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	13,852,981
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,328,024
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,549,816
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,836,126

		$141,318,865

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,605,160

		$9,605,160

Insured – Lease Revenue / Certificates of Participation — 4.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,910	$3,258,909
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,035,920
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	13,636,480

		$42,931,309

Insured – Other Revenue — 4.4%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$25,906,567
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	4,885,666
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,887,105

		$38,679,338

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste — 0.6%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,192,713
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,814,510

		$5,007,223

Insured – Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$14,184,043
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	11,441,404
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	13,152,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	3,693,382
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,618,532

		$54,090,261

Insured – Student Loan — 0.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$6,830	$7,412,667

		$7,412,667

Insured – Transportation — 21.9%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$21,812,254
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,710,750
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,076,600
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	1,946,088
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,693,810
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,100,422
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,240,643
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,591,626
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(2)	10,070	1,344,244
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(2)	3,100	307,179

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	$15,000	$3,596,850
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	7,718,952
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	5,731,250
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,424,780
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,100,120
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	22,834,581
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,176,980
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,968,195
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,080,834
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,116,358
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,263,959
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,369,200
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,202,600
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	842,834
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	957,294
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	459,100
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	14,514,983
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	15,845	13,222,653

		$193,405,139

Insured – Water and Sewer — 16.4%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,145,660
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,566,945
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,224,947
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,532,363
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,358,319
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	9,927,154
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	11,469,800
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	8,680	8,285,755
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,241,625
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	29,909,865

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	$5,540	$6,671,323
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,273,963
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,111,644
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,698,995
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,532,172
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	29,552,667

		$144,503,197

Lease Revenue / Certificates of Participation — 1.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$2,821,295
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	335	371,706
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,095,700

		$14,288,701

Other Revenue — 3.0%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,517,980
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,470,244
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	3,135	3,219,394
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,739,644

		$26,947,262

Senior Living / Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,276,450

		$1,276,450

Special Tax Revenue — 8.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	$20,000	$22,251,200
Michigan Trunk Line Fund, 5.00%, 11/15/30	1,390	1,522,050
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,634,145
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,382,198
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,092,981

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	$20,000	$21,520,600
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,041,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,598,783
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,132,630

		$77,176,287

Transportation — 10.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,601,298
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,528,160
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,776,548
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,743,750
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	4,987,629
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,735	7,185,908
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,124,095
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,551,000
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	2,915	3,049,178
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	2,590	2,690,440
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	5,078,200
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	15,858,753
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,290,950
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,477,900

		$93,943,809

Water and Sewer — 8.1%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,407,000
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	2,982,162
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,106,500
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,016,457
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	1,866,102
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	2,758,534

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	$9,750	$10,732,020
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	10,853,600
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,526,570
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,615,697
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	10,990,200
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,854,249

		$71,709,091

Total Tax-Exempt Municipal Securities — 167.7% (identified cost $1,415,611,400)		$1,481,770,821

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.0%(4)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(5)(6)	$125	$16,704
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(5)(6)	445	80,031

Total Corporate Bonds & Notes — 0.0%(4) (identified cost $28,339)		$96,735

Total Investments — 167.7% (identified cost $1,415,639,739)		$1,481,867,556

Other Assets, Less Liabilities — (67.7)%		$(598,225,634)

Net Assets — 100.0%		$883,641,922

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

At March 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

Texas	11.9%
New York	11.9%
California	10.1%
Others, representing less than 10% individually	66.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 53.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 20.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security is in default and making only partial interest payments.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 167.1%

Security	Principal Amount (000’s omitted)	Value

Education — 15.5%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$10,799,200
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,957,246
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	605,077
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,019,129
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,453,059
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	3,965,920
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	760,123
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,933,336
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,950,617
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,252,444
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	836,360
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,521,766
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,647,744
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,772,907

		$40,474,928

Electric Utilities — 1.8%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,042,636
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,613,545

		$4,656,181

General Obligations — 33.5%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,026,339
California, 5.50%, 11/1/35	4,600	5,239,538
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	21,763
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,609,657

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	$10,000	$10,851,200
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,582,162
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,021,304
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,513,394
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,811,563
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,405,000
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,095,900
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,430,299
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,359,070
Santa Monica-Malibu Unified School District, (Election 2006), 4.50%, 7/1/36(1)	12,000	12,606,360
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,088,075

		$87,661,624

Hospital — 14.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,018,780
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,903,948
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	594,963
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,641,547
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	1,901,892
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,693,096
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	4,803,590
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,225,055
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,484,000
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,250,116
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,955,964
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,176,046
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,006,262

		$38,655,259

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 7.3%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$8,946,878
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,248,914
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,976,332

		$19,172,124

Insured – Electric Utilities — 16.1%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,754,999
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,368,106
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,508,700
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,259,320
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,479,578
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,114,430
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,673,080

		$42,158,213

Insured – General Obligations — 21.9%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,540,814
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	3,355,056
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	7,782,799
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	4,891,545
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,159,517
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,594,100
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,766,492
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	3,652,200
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,522,072
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	3,789,962
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,248,084
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	2,656,415
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,317,865

		$57,276,921

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 7.1%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,314,611
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,667,500
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,666,460
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,054,220

		$18,702,791

Insured – Lease Revenue / Certificates of Participation — 4.1%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$10,848,300

		$10,848,300

Insured – Special Tax Revenue — 12.7%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,594,581
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	573,086
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	6,757,164
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,942,614
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	1,916,552
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	3,324,402
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,047,725

		$33,156,124

Insured – Transportation — 2.1%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,364,014
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,926,187
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,072,803

		$5,363,004

Insured – Water and Sewer — 10.1%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	$7,000	$7,188,160
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	371,347
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	6,500	6,996,405

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,726,811
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,204,250
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,747,800
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,102,162

		$26,336,935

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,709,871

		$2,709,871

Special Tax Revenue — 5.3%
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	$6,285	$6,981,931
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,825,125

		$13,807,056

Transportation — 8.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,419,880
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,183,518
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,071,200
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,299,303
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,841,263

		$21,815,164

Water and Sewer — 5.5%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,392,592
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,097,300

		$14,489,892

Total Tax-Exempt Investments — 167.1% (identified cost $416,390,527)		$437,284,387

Other Assets, Less Liabilities — (67.1)%		$(175,602,610)

Net Assets — 100.0%		$261,681,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 166.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,628,934
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	53,639
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,543,897

		$10,226,470

Education — 29.4%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$219,590
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	1,330	1,436,546
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	200	216,948
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	113,382
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	214,990
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	879,335
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,098,191
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	850,656
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	317,079
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	446,756
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	259,942
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,830,900
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,875,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,255,408
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	10,889,300
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,149,440
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	538,765
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,909,331

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	$1,175	$1,300,431
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	274,180
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,643,802
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,580,042

		$61,300,614

Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$3,615	$2,220,441
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,255,920

		$5,476,361

General Obligations — 11.2%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,069,804
New York City, 5.00%, 8/1/34(1)	8,650	9,377,378
New York, 5.00%, 2/15/34(1)	7,250	7,888,072
Peekskill, 5.00%, 6/1/35	465	488,213
Peekskill, 5.00%, 6/1/36	490	513,883

		$23,337,350

Hospital — 10.5%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$678,509
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	864,608
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,640,372
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,223,887
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,145,934
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,267,977

		$21,821,287

Housing — 1.7%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,572,825
New York Mortgage Agency, 3.55%, 10/1/33	1,000	934,310

		$3,507,135

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$540,656
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,626,091

		$2,166,747

Insured – Education — 18.3%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$994,514
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,966,615
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,335,875
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,632,019
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,519,646
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,890,700
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	8,963,250
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,234,610
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,090,810
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,395,200

		$38,023,239

Insured – Electric Utilities — 6.3%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,758,750
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,341,078

		$13,099,828

Insured – Escrowed / Prerefunded — 5.6%
Madison County Industrial Development Agency, (Colgate University), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/39	$4,000	$4,048,840
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	2,250	2,458,328
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/33	2,525	2,566,006
New York Housing Development Corp., (NPFG), Prerefunded to 7/1/15, 5.00%, 7/1/25	2,350	2,491,211

		$11,564,385

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 7.3%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,569,495
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,689,682
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	225,242
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	222,436
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	220,850
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	219,854
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	185,906
Freeport, (AGC), 5.00%, 10/15/20	185	210,101
Freeport, (AGC), 5.00%, 10/15/21	195	218,813
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,180,951
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	871,258
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	911,849
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	871,311
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	904,860
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	981,174
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,026,475
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,687,928

		$15,198,185

Insured – Hospital — 2.2%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,606,414

		$4,606,414

Insured – Lease Revenue / Certificates of Participation — 2.2%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,261,553
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	843,366
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,556,205

		$4,661,124

Insured – Other Revenue — 3.8%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,075,797
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,175	1,182,003

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,561,150

		$7,818,950

Insured – Special Tax Revenue — 5.9%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,594,966
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,619,461
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	498,630
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	567,760
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	855,558
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	870,374
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,284,645

		$12,291,394

Insured – Transportation — 8.7%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,289,190
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,899,690

		$18,188,880

Insured – Water and Sewer — 3.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$343,500
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,364,499
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,501,712

		$6,209,711

Other Revenue — 5.8%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,571,899
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	1,908,158
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,518,328

		$11,998,385

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 19.2%
Metropolitan Transportation Authority Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,103,800
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,781,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,116,350
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,177,105
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,230,432
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,630,605

		$40,039,492

Transportation — 11.6%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,686,976
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,633,312
Nassau County Bridge Authority, 5.00%, 10/1/40	300	312,231
New York Thruway Authority, 5.00%, 1/1/37	7,280	7,778,098
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,657,500

		$24,068,117

Water and Sewer — 5.6%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$845,170
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	549,145
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,088,640
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,239,300

		$11,722,255

Total Tax-Exempt Investments — 166.8% (identified cost $331,138,549)		$347,326,323

Other Assets, Less Liabilities — (66.8)%		$(139,080,645)

Net Assets — 100.0%		$208,245,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2014, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 13.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $366,350.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Assets and Liabilities (Unaudited)

	March 31, 2014
Assets	Municipal Fund	California Fund	New York Fund
Investments —
Identified cost	$1,415,639,739	$416,390,527	$331,138,549
Unrealized appreciation	66,227,817	20,893,860	16,187,774
Investments, at value	$1,481,867,556	$437,284,387	$347,326,323
Cash	$—	$3,757,870	$—
Restricted cash*	1,033,000	530,000	225,000
Interest receivable	19,451,601	5,340,154	4,438,157
Receivable for investments sold	3,709,169	—	336,291
Receivable for variation margin on open financial futures contracts	107,500	43,438	23,438
Deferred debt issuance costs	559,106	159,049	46,354
Total assets	$1,506,727,932	$447,114,898	$352,395,563

Liabilities
Payable for floating rate notes issued	$613,620,000	$184,800,000	$142,670,000
Payable for investments purchased	4,961,745	—	—
Due to custodian	2,428,964	—	1,007,840
Payable to affiliates:
Investment adviser fee	792,532	236,932	193,313
Interest expense and fees payable	1,155,942	333,954	211,591
Accrued expenses	126,827	62,235	67,141
Total liabilities	$623,086,010	$185,433,121	$144,149,885
Net Assets	$883,641,922	$261,681,777	$208,245,678

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$681,683	$215,562	$157,179
Additional paid-in capital	958,234,857	304,573,766	221,746,687
Accumulated net realized loss	(141,102,858)	(65,622,128)	(31,263,833)
Accumulated undistributed net investment income	297,115	1,819,719	1,569,766
Net unrealized appreciation	65,531,125	20,694,858	16,035,879
Net Assets	$883,641,922	$261,681,777	$208,245,678

Common Shares Outstanding	68,168,250	21,556,186	15,717,885

Net Asset Value
Net assets ÷ common shares issued and outstanding	$12.96	$12.14	$13.25

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2014
Investment Income	Municipal Fund	California Fund	New York Fund
Interest	$33,594,106	$9,637,799	$7,716,044
Total investment income	$33,594,106	$9,637,799	$7,716,044

Expenses
Investment adviser fee	$4,559,176	$1,368,908	$1,123,723
Trustees’ fees and expenses	30,694	9,394	7,489
Custodian fee	148,294	46,496	43,536
Transfer and dividend disbursing agent fees	10,740	9,468	9,840
Legal and accounting services	147,166	42,406	40,195
Printing and postage	35,755	10,307	10,002
Interest expense and fees	1,861,553	542,424	414,450
Miscellaneous	34,884	18,086	15,874
Total expenses	$6,828,262	$2,047,489	$1,665,109
Deduct —
Reduction of custodian fee	$2,908	$1,603	$404
Total expense reductions	$2,908	$1,603	$404

Net expenses	$6,825,354	$2,045,886	$1,664,705

Net investment income	$26,768,752	$7,591,913	$6,051,339

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,173,782	$(589,224)	$(175,279)
Financial futures contracts	(852,112)	(664,257)	(180,432)
Net realized gain (loss)	$321,670	$(1,253,481)	$(355,711)
Change in unrealized appreciation (depreciation) —
Investments	$45,328,004	$13,886,748	$7,682,057
Financial futures contracts	(114,509)	303,554	(31,641)
Net change in unrealized appreciation (depreciation)	$45,213,495	$14,190,302	$7,650,416

Net realized and unrealized gain	$45,535,165	$12,936,821	$7,294,705

Net increase in net assets from operations	$72,303,917	$20,528,734	$13,346,044

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$26,768,752	$7,591,913	$6,051,339
Net realized gain (loss) from investment transactions and financial futures contracts	321,670	(1,253,481)	(355,711)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	45,213,495	14,190,302	7,650,416
Net increase in net assets from operations	$72,303,917	$20,528,734	$13,346,044
Distributions to common shareholders —
From net investment income	$(26,109,122)	$(7,099,890)	$(5,451,228)
Total distributions to common shareholders	$(26,109,122)	$(7,099,890)	$(5,451,228)
Capital share transactions —
Cost of shares repurchased (See Note 5)	$—	$(2,154,373)	$(2,101,607)
Net decrease in net assets from capital share transactions	$—	$(2,154,373)	$(2,101,607)

Net increase in net assets	$46,194,795	$11,274,471	$5,793,209

Net Assets
At beginning of period	$837,447,127	$250,407,306	$202,452,469
At end of period	$883,641,922	$261,681,777	$208,245,678

Accumulated undistributed net investment income included in net assets
At end of period	$297,115	$1,819,719	$1,569,766

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2013
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$52,345,090	$15,192,176	$11,688,802
Net realized loss from investment transactions, extinguishment of debt and financial futures contracts	(9,557,654)	(3,286,310)	(807,903)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(114,009,675)	(29,622,573)	(27,325,554)
Net decrease in net assets from operations	$(71,222,239)	$(17,716,707)	$(16,444,655)
Distributions to common shareholders —
From net investment income	$(52,214,271)	$(14,228,546)	$(10,936,048)
Total distributions to common shareholders	$(52,214,271)	$(14,228,546)	$(10,936,048)
Capital share transactions —
Reinvestment of distributions to common shareholders	$356,129	$—	$40,685
Net increase in net assets from capital share transactions	$356,129	$—	$40,685

Net decrease in net assets	$(123,080,381)	$(31,945,253)	$(27,340,018)

Net Assets
At beginning of year	$960,527,508	$282,352,559	$229,792,487
At end of year	$837,447,127	$250,407,306	$202,452,469

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(362,515)	$1,327,696	$969,655

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2014
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund
Net increase in net assets from operations	$72,303,917	$20,528,734	$13,346,044
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(77,358,683)	(10,525,476)	(10,841,436)
Investments sold	67,566,373	12,316,710	8,160,769
Net amortization/accretion of premium (discount)	(2,049,336)	(421,393)	7,961
Amortization of deferred debt issuance costs	56,804	9,464	7,602
Decrease in restricted cash	15,000	45,000	—
Decrease (increase) in interest receivable	(386,849)	15,511	(60,330)
Increase in receivable for variation margin on open financial futures contracts	(86,312)	(41,860)	(18,750)
Increase in payable to affiliate for investment adviser fee	64,094	16,236	12,850
Decrease in interest expense and fees payable	(52,702)	(27,916)	(14,808)
Decrease in accrued expenses	(80,343)	(67,950)	(59,818)
Net change in unrealized (appreciation) depreciation from investments	(45,328,004)	(13,886,748)	(7,682,057)
Net realized (gain) loss from investments	(1,173,782)	589,224	175,279
Net cash provided by operating activities	$13,490,177	$8,549,536	$3,033,306

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(26,109,122)	$(7,099,890)	$(5,451,228)
Repurchase of common shares	—	(2,154,373)	(2,101,607)
Proceeds from secured borrowings	10,770,000	—	—
Repayment of secured borrowings	(7,720,000)	—	—
Increase in due to custodian	2,428,964	—	1,007,840
Net cash used in financing activities	$(20,630,158)	$(9,254,263)	$(6,544,995)

Net decrease in cash	$(7,139,981)	$(704,727)	$(3,511,689)

Cash at beginning of period	$7,139,981	$4,462,597	$3,511,689

Cash at end of period	$—	$3,757,870	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$1,857,451	$560,876	$421,656

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$12.290		$14.100	$12.560	$13.080	$13.170	$11.080

Income (Loss) From Operations
Net investment income(1)	$0.393		$0.768	$0.763	$0.878	$0.878	$0.846
Net realized and unrealized gain (loss)	0.660		(1.812)	1.584	(0.482)	(0.059)	2.051

Total income (loss) from operations	$1.053		$(1.044)	$2.347	$0.396	$0.819	$2.897

Less Distributions
From net investment income	$(0.383)		$(0.766)	$(0.807)	$(0.916)	$(0.909)	$(0.807)

Total distributions	$(0.383)		$(0.766)	$(0.807)	$(0.916)	$(0.909)	$(0.807)

Net asset value — End of period	$12.960		$12.290	$14.100	$12.560	$13.080	$13.170

Market value — End of period	$11.880		$11.560	$14.460	$12.350	$13.900	$13.160

Total Investment Return on Net Asset Value(2)	9.10	%(3)	(7.59)%	19.33%	3.89%	6.77%	28.15%

Total Investment Return on Market Value(2)	6.23	%(3)	(15.17)%	24.45%	(3.87)%	13.55%	27.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$883,642		$837,447	$960,528	$855,705	$889,539	$893,391
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.17	%(5)	1.15%	1.30%	1.25%	1.12%	1.04%
Interest and fee expense(6)	0.44	%(5)	0.47%	0.48%	0.56%	0.54%	1.33%
Total expenses(4)	1.61	%(5)	1.62%	1.78%	1.81%	1.66%	2.37%
Net investment income	6.31	%(5)	5.67%	5.75%	7.54%	7.04%	7.94%
Portfolio Turnover	5	%(3)	18%	17%	18%	18%	19%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.510		$12.980	$11.740	$12.610	$12.940	$11.310

Income (Loss) From Operations
Net investment income(1)	$0.350		$0.698	$0.689	$0.801	$0.847	$0.827
Net realized and unrealized gain (loss)	0.596		(1.514)	1.282	(0.822)	(0.331)	1.570

Total income (loss) from operations	$0.946		$(0.816)	$1.971	$(0.021)	$0.516	$2.397

Less Distributions
From net investment income	$(0.327)		$(0.654)	$(0.731)	$(0.849)	$(0.846)	$(0.767)

Total distributions	$(0.327)		$(0.654)	$(0.731)	$(0.849)	$(0.846)	$(0.767)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.011		$—	$—	$—	$—	$—

Net asset value — End of period	$12.140		$11.510	$12.980	$11.740	$12.610	$12.940

Market value — End of period	$10.860		$10.330	$12.650	$12.270	$13.300	$12.970

Total Investment Return on Net Asset Value(2)	8.80	%(3)	(6.18)%	17.34%	0.48%	4.53%	22.99%

Total Investment Return on Market Value(2)	8.44	%(3)	(13.60)%	9.42%	(0.43)%	10.00%	25.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$261,682		$250,407	$282,353	$255,294	$273,914	$280,743
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.18	%(4)	1.22%	1.25%	1.42%	1.16%	1.06%
Interest and fee expense(5)	0.43	%(4)	0.46%	0.48%	0.57%	0.56%	1.28%
Total expenses before custodian fee reduction	1.61	%(4)	1.68%	1.73%	1.99%	1.72%	2.34%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(4)	1.22%	1.25%	1.42%	1.16%	1.04%
Net investment income	5.99	%(4)	5.56%	5.57%	7.20%	7.01%	7.64%
Portfolio Turnover	2	%(3)	22%	27%	21%	11%	8%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$12.740		$14.460	$13.170	$13.610	$13.640	$11.650

Income (Loss) From Operations
Net investment income(1)	$0.382		$0.735	$0.728	$0.797	$0.831	$0.790
Net realized and unrealized gain (loss)	0.457		(1.767)	1.308	(0.412)	(0.041)	1.934

Total income (loss) from operations	$0.839		$(1.032)	$2.036	$0.385	$0.790	$2.724

Less Distributions
From net investment income	$(0.344)		$(0.688)	$(0.746)	$(0.825)	$(0.820)	$(0.734)

Total distributions	$(0.344)		$(0.688)	$(0.746)	$(0.825)	$(0.820)	$(0.734)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.015		$—	$—	$—	$—	$—

Net asset value — End of period	$13.250		$12.740	$14.460	$13.170	$13.610	$13.640

Market value — End of period	$11.990		$11.540	$14.660	$13.450	$14.010	$14.120

Total Investment Return on Net Asset Value(2)	7.12	%(3)	(7.16)%	15.87%	3.37%	6.16%	24.78%

Total Investment Return on Market Value(2)	7.01	%(3)	(17.05)%	15.03%	2.56%	5.56%	37.06%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208,246		$202,452	$229,792	$209,003	$215,453	$215,303
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.23	%(4)	1.21%	1.22%	1.39%	1.12%	1.04%
Interest and fee expense(5)	0.40	%(4)	0.42%	0.43%	0.52%	0.55%	1.34%
Total expenses before custodian fee reduction	1.63	%(4)	1.63%	1.65%	1.91%	1.67%	2.38%
Expenses after custodian fee reduction excluding interest and fees	1.23	%(4)	1.21%	1.22%	1.39%	1.12%	1.03%
Net investment income	5.94	%(4)	5.29%	5.29%	6.37%	6.30%	6.83%
Portfolio Turnover	2	%(3)	12%	17%	29%	11%	21%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2013, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2015	$31,250	$—	$—
September 30, 2016	6,857,645	533,889	—
September 30, 2017	18,034,628	4,562,453	7,946,914
September 30, 2018	56,183,712	23,169,615	8,909,352
September 30, 2019	16,458,561	7,665,268	6,463,209

Total capital loss carryforward	$97,565,796	$35,931,225	$23,319,475

Deferred capital losses	$48,053,779	$27,483,193	$7,430,247

27

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

As of March 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2014. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2014, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$613,620,000	$184,800,000	$142,670,000
Interest Rate or Range of Interest Rates (%)	0.06 - 0.51	0.06 - 0.08	0.06 - 0.08
Collateral for Floating Rate Notes Outstanding	$723,757,119	$223,626,013	$171,114,596

28

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2014, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$612,410,275	$184,800,000	$142,670,000
Average Interest Rate	0.61%	0.59%	0.58%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2014.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

29

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions are recorded on the ex-dividend date.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. For New York Fund, the fee is computed at an annual rate of 0.65% of its average weekly gross assets. For Municipal Fund and California Fund, the fee is computed at an annual rate of 0.625% of each Fund’s average weekly gross assets, pursuant to a fee reduction agreement between each of Municipal Fund and California Fund and EVM that commenced on May 1, 2013, and will be reduced by another 0.025% commencing May 1, 2014. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement between each Fund and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. The investment adviser fee is payable monthly. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2014, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,559,176	$1,368,908	$1,123,723

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2014 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$72,135,403	$10,525,476	$10,841,436
Sales	$71,133,985	$12,292,069	$8,456,530

5  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2014 and the year ended September 30, 2013 were as follows:

	Municipal Fund	California Fund	New York Fund

Six Months Ended March 31, 2014 (Unaudited)	—	—	—
Year Ended September 30, 2013	24,971	—	2,812

30

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. During the six months ended March 31, 2014, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Six Months Ended March 31, 2014 (Unaudited)
	Municipal Fund	California Fund	New York Fund

Common shares repurchased	—	200,000	178,700
Cost, including brokerage commissions, of common shares repurchased	—	$2,154,373	$2,101,607
Average price per share	—	$10.77	$11.76
Weighted average discount per share to NAV	—	10.34%	10.30%

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$799,686,408	$233,015,677	$188,698,993

Gross unrealized appreciation	$94,384,778	$23,579,803	$20,581,625
Gross unrealized depreciation	(25,823,630)	(4,111,093)	(4,624,295)

Net unrealized appreciation	$68,561,148	$19,468,710	$15,957,330

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2014, the Municipal Fund and New York Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $2,428,964 and $1,007,840, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2014. The Funds’ average overdraft advances during the six months ended March 31, 2014 were not significant.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

31

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2014 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Municipal	6/14	344 U.S. Long Treasury Bond	Short	$(45,130,558)	$(45,827,250)	$(696,692)
California	6/14	100 U.S. 10-Year Treasury Note	Short	$(12,392,005)	$(12,350,000)	$42,005
	6/14	119 U.S. Long Treasury Bond	Short	(15,612,024)	(15,853,031)	(241,007)
New York	6/14	75 U.S. Long Treasury Bond	Short	$(9,839,511)	$(9,991,406)	$(151,895)

At March 31, 2014, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2014 were as follows:

	Municipal Fund		California Fund		New York Fund

Asset Derivative:
Futures Contracts	$—		$42,005	(1)	$—

Total	$—		$42,005		$—

Liability Derivative:
Futures Contracts	$(696,692	)(1)	$(241,007	)(1)	$(151,895	)(1)

Total	$(696,692)		$(241,007)		$(151,895)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2014 was as follows:

	Municipal Fund		California Fund		New York Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(852,112	)(1)	$(664,257	)(1)	$(180,432	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(114,509	)(2)	$303,554	(2)	$(31,641	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

32

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2014, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund	California Fund	New York Fund

Average Notional Amount:
Futures Contracts	$34,329,000	$22,614,000	$7,500,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$1,481,770,821	$—	$1,481,770,821
Corporate Bonds & Notes	—	—	96,735	96,735

Total Investments	$—	$1,481,770,821	$96,735	$1,481,867,556

Liability Description

Futures Contracts	$(696,692)	$—	$—	$(696,692)

Total	$(696,692)	$—	$—	$(696,692)

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$437,284,387	$—	$437,284,387

Total Investments	$—	$437,284,387	$—	$437,284,387

Futures Contracts	$42,005	$—	$—	$42,005

Total	$42,005	$437,284,387	$—	$437,326,392

Liability Description

Futures Contracts	$(241,007)	$—	$—	$(241,007)

Total	$(241,007)	$—	$—	$(241,007)

33

Eaton Vance

Municipal Bond Funds

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$347,326,323	$—	$347,326,323

Total Investments	$—	$347,326,323	$—	$347,326,323

Liability Description

Futures Contracts	$(151,895)	$—	$—	$(151,895)

Total	$(151,895)	$—	$—	$(151,895)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Municipal Fund.

California Fund and New York Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. Level 3 investments held by Municipal Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2014 is not presented.

At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Eaton Vance

Municipal Bond Funds

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2014, Fund records indicate that there are 167, 30 and 43 registered shareholders for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively, and approximately 23,218, 5,795 and 4,808 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund	EIM
California Municipal Bond Fund	EVM
New York Municipal Bond Fund	ENX

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Funds’ Boards of Trustees approved a share repurchase program authorizing each Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727 3.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund and Cynthia J. Clemson, portfolio manager of Eaton Vance Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon has been an Eaton Vance analyst since 1998, a portfolio manager since 2004 and is Co-Director of the Municipal Investments Group. Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is Co-Director of the Municipal Investments Group. Mr. Brandon and Ms. Clemson are Vice Presidents of Eaton Vance Management (“EVM”). This information is provided as of the date of filing of this report.

The following tables show, as of March 31, 2014, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$6,013.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Cynthia J. Clemson
Registered Investment Companies	9	$3,491.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of March 31, 2014.

Dollar Range of Equity Securities Owned in the Fund
California Municipal Bond Fund

Craig R. Brandon	None

Municipal Bond Fund
Cynthia J. Clemson	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period*	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Programs	Maximum Number of Shares that May Yet Be Purchased Under the Programs*
November 2013	—	—	—	2,175,619
December 2013	—	—	—	2,175,619
January 2014	—	—	—	2,175,619
February 2014	97,700	$10.71	97,700	2,077,919
March 2014	102,300	$10.83	102,300	1,975,619
Total	200,000	$10.77	200,000

*	On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program was announced on November 15, 2013.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 9, 2014